Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2019	$ 37,628	$ 5,293,082	$ (1,089,209)	$ 9,785		$ 4,251,286
Balance, shares at Dec. 31, 2019	376,275,500
Net income (loss)			354,766			354,766
Foreign currency translation adjustment				171,231		171,231
Issuance of common stock in connection with acquisition of Agape Superior Living Sdn Bhd	$ 17	1,147,534				1,147,551
Issuance of common stock in connection with acquisition of Agape Superior Living Sdn Bhd, shares	176,547
Balance at Dec. 31, 2020	$ 37,645	6,440,616	(734,443)	181,016		5,924,834
Balance, shares at Dec. 31, 2020	376,452,047
Net income (loss)			(333,650)			(333,650)
Foreign currency translation adjustment				(38,284)		(38,284)
Balance at Mar. 31, 2021	$ 37,645	6,440,616	(1,068,093)	142,732		5,552,900
Balance, shares at Mar. 31, 2021	376,452,047
Balance at Dec. 31, 2020	$ 37,645	6,440,616	(734,443)	181,016		5,924,834
Balance, shares at Dec. 31, 2020	376,452,047
Net income (loss)						(1,547,140)
Balance at Sep. 30, 2021	$ 37,645	6,440,616	(2,281,583)	86,368		4,283,046
Balance, shares at Sep. 30, 2021	376,452,047
Balance at Dec. 31, 2020	$ 37,645	6,440,616	(734,443)	181,016		5,924,834
Balance, shares at Dec. 31, 2020	376,452,047
Net income (loss)			(2,524,244)		(436)	(2,524,680)
Foreign currency translation adjustment				(87,618)	3	(87,615)
Forfeiture of common stock	$ (8,599)	8,599
Forfeiture of common stock,shares	(85,992,000)
Contributions from non-controlling interest stockholders					97	97
Balance at Dec. 31, 2021	$ 29,046	6,449,215	(3,258,687)	93,398	(336)	3,312,636
Balance, shares at Dec. 31, 2021	290,460,047
Balance at Mar. 31, 2021	$ 37,645	6,440,616	(1,068,093)	142,732		5,552,900
Balance, shares at Mar. 31, 2021	376,452,047
Net income (loss)			(642,225)			(642,225)
Foreign currency translation adjustment				(36,347)		(36,347)
Balance at Jun. 30, 2021	$ 37,645	6,440,616	(1,710,318)	106,385		4,874,328
Balance, shares at Jun. 30, 2021	376,452,047
Net income (loss)			(571,265)			(571,265)
Foreign currency translation adjustment				(20,017)		(20,017)
Balance at Sep. 30, 2021	$ 37,645	6,440,616	(2,281,583)	86,368		4,283,046
Balance, shares at Sep. 30, 2021	376,452,047
Balance at Dec. 31, 2021	$ 29,046	6,449,215	(3,258,687)	93,398	(336)	3,312,636
Balance, shares at Dec. 31, 2021	290,460,047
Net income (loss)			(299,097)		651	(298,446)
Foreign currency translation adjustment				(12,023)	1	(12,022)
Forfeiture of common stock	$ (21,501)	21,501
Forfeiture of common stock,shares	(215,008,035)
Balance at Mar. 31, 2022	$ 7,545	6,470,716	(3,557,784)	81,375	316	3,002,168
Balance, shares at Mar. 31, 2022	75,452,012
Balance at Dec. 31, 2021	$ 29,046	6,449,215	(3,258,687)	93,398	(336)	3,312,636
Balance, shares at Dec. 31, 2021	290,460,047
Net income (loss)						(943,007)
Balance at Sep. 30, 2022	$ 7,545	6,470,716	(4,213,396)	(30,997)	10,709	2,244,577
Balance, shares at Sep. 30, 2022	75,452,012
Balance at Mar. 31, 2022	$ 7,545	6,470,716	(3,557,784)	81,375	316	3,002,168
Balance, shares at Mar. 31, 2022	75,452,012
Net income (loss)			(414,900)		10,556	(404,344)
Foreign currency translation adjustment				(61,156)	(271)	(61,427)
Balance at Jun. 30, 2022	$ 7,545	6,470,716	(3,972,684)	20,219	10,601	2,536,397
Balance, shares at Jun. 30, 2022	75,452,012
Net income (loss)			(240,712)		495	(240,217)
Foreign currency translation adjustment				(51,216)	(387)	(51,603)
Balance at Sep. 30, 2022	$ 7,545	$ 6,470,716	$ (4,213,396)	$ (30,997)	$ 10,709	$ 2,244,577
Balance, shares at Sep. 30, 2022	75,452,012